UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06378

Templeton Developing Markets Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street
, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices)(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(954) 527-7500

Date of fiscal year end: 12/31

Date of reporting period:  12/31/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Templeton
Developing Markets
Trust
December 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Annual Report

SHAREHOLDER LETTER
Dear Shareholder:
2021 was a challenging year for emerging markets. Mixed
vaccination progress across countries contributed to false
starts in ending pandemic restrictions. Economic reopenings
in emerging market countries and reopening trades in their
stock markets subsequently lagged those in developed
market countries. China was a key investor concern—tighter
fiscal and monetary policies, the “common prosperity”
campaign driving regulatory changes across industries
and a zero-COVID-19 approach combined to cool investor
sentiment. Worries about U.S. inflation and the direction of
U.S. monetary policy also came to the fore. Key emerging
market countries such as Brazil, Mexico, Russia and South
Korea moved ahead of developed market countries in raising
interest rates to curb inflationary pressures.
Yet, there are several reasons to be constructive about
emerging markets in 2022. Equity valuations appear to have
priced in much caution and indicate attractive long-term
value, in our analysis. Fiscal and current accounts across
emerging market countries are also in better shape than
before, and institutional reforms in certain major emerging
markets over the past few decades have strengthened their
economic discipline and resilience against crises. Strong
commodity prices recently have been an additional windfall
for natural resources exporters. Sturdier emerging market
finances, in our view, could potentially prevent a repeat of the severe market stresses that hit emerging markets in
previous down cycles.
Certain risks could change our overall emerging market
outlook, although they are not in our base-case scenario.
For instance, a sharp and sudden rise in the U.S. federal
funds target rate could trigger market volatility. Meanwhile, more dangerous COVID-19 variants could emerge amid
the ongoing pandemic. The market swings that followed the
recent discovery of the Omicron variant serve as a reminder
of the uncertainties that remain.
As the investment environment evolves, an important feature
that we seek in emerging markets is resilience, in terms
of both their economies and companies. What especially
matters to us is the sustainability of company earnings,
whether in the face of COVID-19, policy changes, technology
disruptions or other challenges. We see companies with
structural growth drivers aligned with digitalization and other transformative trends emerging as long-term winners, which
we believe should underpin emerging market equities ahead.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy.
We continue to recommend investors consult financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton Developing Markets Trust’s annual report
includes more detail about prevailing conditions and a
discussion about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Manraj S. Sekhon, CFA
Chief Investment Officer
Franklin Templeton Emerging Markets Equity
This letter reflects our analysis and opinions as of December
31, 2021, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Annual Report

Contents
Annual Report
Templeton Developing Markets Trust 3
Performance Summary 7
Your Fund’s Expenses 10
Financial Highlights and Statement of Investments 11
Financial Statements 19
Notes to Financial Statements 23
Report of Independent Registered
Public Accounting Firm 33
Tax Information 34
Board Members and Officers 35
Shareholder Information 40
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Templeton Developing Markets Trust
This annual report for Templeton Developing Markets Trust
covers the fiscal year ended December 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation. Under
normal market conditions, the Fund invests at least 80% of
its net assets in securities of companies located or operating in “developing market countries,” as defined in the Fund’s
prospectus.
Performance Overview
The Fund’s Class A shares posted a -5.80% cumulative
total return for the 12 months under review. In comparison,
the Fund’s benchmark, the MSCI Emerging Markets (EM)
Index-NR, which measures global emerging market stock
performance, posted a -2.54% cumulative total return for the same period.
1
Please note, index performance is provided
for reference and we do not attempt to track an index but
rather undertake investments on the basis of fundamental
research. In addition, the Fund’s return reflects the effect of fees and expenses for professional management, while
an index does not have such costs. You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Economic and Market Overview
Emerging market countries continued their economic
recovery during the 12 months ended December 31, 2021,
though resurgent COVID-19 outbreaks hampered growth
in many countries. Several emerging market central banks
raised benchmark interest rates to stem inflation, a reversal of the accommodative monetary policies adopted at the
beginning of the pandemic in 2020. During the period,
investor concerns about the global spread of the COVID-19
Delta and Omicron variants, rising inflation and new Chinese government regulations on certain businesses tempered
optimism about increased vaccinations and economies
reopening.
Regarding individual countries, China’s year-on-year
growth rate accelerated in 2021’s first quarter, driven by
increased domestic and global demand and government
fiscal support. Growth moderated in 2021’s second, third
and fourth quarters due to supply chain issues, domestic
COVID-19 outbreaks, power shortages and a speculative
bubble in the property market. Taiwan’s year-on-year
growth rate accelerated in 2021’s first quarter, as a surge
in global demand for electronic products boosted its export-
dependent economy. Growth moderated in the second and
third quarters as private consumption was impacted by a
spike in infections. South Korea’s year-on-year growth rate
accelerated in 2021’s first and second quarters, following
three straight quarters of contraction. Accelerating private consumption, government spending and exports contributed
to the recovery. Growth moderated in the third quarter in
part due to new restrictions to contain the Delta variant.
India’s year-on-year growth rate accelerated in 2021’s
first and second quarters due to surges in construction,
manufacturing and private spending. Growth continued in
2021’s third quarter, albeit at a less robust pace, as progress in vaccine distribution eased COVID-19-related economic
disruptions. Russia’s year-on-year growth rate contracted
for the fourth consecutive time in 2021’s first quarter before returning to growth in the second and third quarters, aided
by an increase in oil prices. Following four straight quarters of contractions, Brazil’s year-on-year growth rate turned
positive in 2021’s first quarter and accelerated in the second
Geographic Composition
12/31/21
% of Total
Net Assets
Asia 79.3%
Europe 9.2%
Latin America & Caribbean 7.8%
North America 2.1%
Middle East & Africa 1.5%
Short-Term Investments & Other Net Assets 0.1%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
16
.

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Annual Report
quarter based on strength in manufacturing, particularly
automotive production, and transportation and storage.
Growth moderated in the third quarter as imports outpaced
exports.
Turning to specific countries’ monetary policies, the People’s
Bank of China lowered its benchmark loan prime rate in
December 2021—its first cut since April 2020—in an effort to spur growth. The central banks of Taiwan and India left their benchmark interest rates unchanged. In contrast, the central banks of South Korea, Russia and Brazil all raised their
respective benchmark interest rates multiple times to combat rising inflation.
In this environment, emerging market stocks, as measured
by the MSCI EM Index-NR, posted a -2.54% total return for
the 12 months ended December 31, 2021.
1
Chinese equities
fell during the period due to new government regulations
of internet companies, political and economic tensions with
the U.S., and strict lockdowns to suppress new COVID-19
outbreaks. Taiwanese equities rose significantly during the
period, supported by the country’s strong technology export
sector. Russian equities also rose, aided by increased oil
prices, though political tensions with the U.S. and Ukraine
caused a dip near period-end. Brazilian equities fell during the period due to investor concerns about rising inflation,
mounting debt levels, increased interest rates and political uncertainties ahead of the country’s general election in
October 2022.
Investment Strategy
We employ a fundamental research, value-oriented, long-
term investment strategy. We focus on the market price
of a company’s securities relative to our evaluation of its
long-term earnings, asset value, cash flow potential and
sustainable earnings power at a discount to intrinsic worth.
This includes an assessment of the potential impacts of
material environmental, social and governance factors on
the long-term risk and return profile of a company. We also
consider a company’s profit and loss outlook, balance sheet
strength, cash flow trends and asset value in relation to
the current price of the company’s securities. Our analysis
considers the company’s position in its sector, the economic framework and political environment.
Manager’s Discussion
Key contributors to absolute performance during the period
included Taiwan Semiconductor Manufacturing Co. (TSMC),
MediaTek and ICICI Bank.
Despite some short-term demand weakness for
smartphones, positive sentiment for the growth prospects
of TSMC and MediaTek was driven by higher memory chip
prices coupled with rising silicon content, amid continued
fifth-generation wireless technology (5G) development,
growing higher performance computing (HPC) applications
and accelerating digital transformation.
TSMC is one of the world’s leading semiconductor
manufacturers, with major technology companies among
its clients. Following solid first- and second-quarter 2021
corporate results, the company posted better-than-expected
third-quarter earnings, a quarter-on-quarter improvement in
profit margins and lifted its full-year sales growth forecast.
Benefiting from its strong technology leadership, the
company also raised its long-term gross margin estimates.
MediaTek is a major chip designer in the semiconductor
industry and develops chips for smartphones and other
technology devices. The company consistently reported solid
quarterly corporate results in 2021. In addition to positive fourth-quarter 2021 guidance, management voiced solid
growth and stronger profitability expectations for 2022.
Signaling commitment to enhancing shareholder returns,
a special dividend payment from 2021-2024 was also
announced. Investors were also optimistic about demand for
the company’s newly launched chip for 5G smartphones.
Shares in ICICI Bank, one of the largest private-sector banks in India, generally remained on an upward trend in 2021
on the back of solid quarterly earnings growth. Improving
margins and asset quality along with a strong balance
sheet and improving digital footprint further supported
returns. Although concerns about non-performing assets
rose in the second quarter amid the second COVID-19
wave, the bank’s prudent asset provision policies, healthy
capital buffer, strong deposit franchise and risk-conscious
Top 10 Countries
12/31/21
a
% of Total
Net Assets
a a
China 26.1%
South Korea 22.4%
Taiwan 18.4%
India 9.1%
Russia 6.9%
Brazil 5.8%
United States 2.1%
Thailand 1.7%
Mexico 1.6%
United Kingdom 1.5%

Templeton Developing Markets Trust

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Annual Report
lending practices enabled the bank to continue to excel
operationally. Economic normalization and expectations that
rising credit penetration in India could create longer-term
growth opportunities for the bank also supported investor
confidence.
In contrast, key detractors from absolute performance
included Alibaba Group Holding, Tencent Holdings and
Samsung Electronics.
Alibaba is the leading e-commerce company in China. It
also provides cloud computing services and is involved in
logistics services. Tencent is one of the largest online gaming companies in the world and operates the most popular
messaging application with social network features in China.
As a major internet company in China, it also provides non-
gaming value added services, digital advertising, financial
technology and other services. China’s increased scrutiny
of monopolistic practices, personal data protection, content release, online platform’s social responsibilities, financial technology and other areas in the internet industry weighed
on both companies.
Despite Alibaba reporting solid second- and third-quarter
2021 revenue growth, a downward revision in fiscal
year 2022 revenue guidance amid a weak consumption
environment and intensifying competition in China’s
e-commerce market disappointed investors. However, a
substantial increase in the company’s share repurchase
program, the largest buyback program in the company’s
history, signaled continued management confidence. The
organizational restructure in late 2021 also suggested
management actively took actions to meet these challenges.
Although further regulatory news could drive share-price
volatility in the near term, Alibaba is generally viewed as
well-diversified and resilient, with longer-term growth drivers across multiple areas such as domestic retail, international
e-commerce, cloud computing and other enterprise services.
Although Tencent reported continued growth in quarterly
revenue, third-quarter 2021 corporate results missed market
expectations. Regulatory and macroeconomic headwinds
especially impacted growth in online advertising revenues.
Tencent declared a special dividend in the form of shares
of Chinese e-commerce company JD.com (not a Fund
holding), which would reduce Tencent’s holding in JD.com,
in December 2021, unlocking value for shareholders
and providing capital to fund other investment and social
initiatives. Reducing its investment in other internet
companies could also reduce potential concerns on Tencent
from an anti-trust regulatory perspective. Although further
regulatory changes could result in some volatility in the
short-term, we believe strength in Tencent’s core gaming
and social businesses, and longer-term monetization
opportunities in its enterprise services and other services
bode well for the company’s longer-term future.
A leading global semiconductor manufacturer, Samsung
Electronics is also one of the world’s largest smartphone
producers as well as a key supplier of organic light-emitting diode (LED) displays. Third-quarter 2021 revenues reached
a record-high supported by favorable conditions in the
memory market and strong performance in the display
segment. The company’s foundry, consumer electronics and
display businesses benefited from a robust environment for
technology exports driven by increased consumer demand
for computers, game consoles, smartphones and tablets
during the pandemic. Although the company reported
strong quarterly earnings growth during 2021, concerns
about a decline in future smartphone demand, component
shortages and worries of a slowdown in memory chip prices
and demand checked investor sentiment. Market concerns
that the family of Samsung Electronics’ late chairman may
sell shares in the company to raise funds for a substantial
inheritance tax bill also impacted share-price performance.
In the last 12 months, the Fund increased its holdings
in China, Brazil and Peru as we continued to identify
companies with sustainable earnings power trading at a
discount to their intrinsic worth. In terms of sectors, additions were undertaken in materials, consumer discretionary and
real estate. Some additions were also made to the industrials and health care sectors. New additions to the portfolio
Top 10 Holdings
12/31/21
Company
Industry , Country
% of Total
Net Assets
a a
Taiwan Semiconductor Manufacturing Co. Ltd. 12.7%
Semiconductors & Semiconductor Equipment,
Taiwan
Samsung Electronics Co. Ltd. 11.4%
Technology Hardware, Storage & Peripherals,
South Korea
Alibaba Group Holding Ltd. 5.4%
Internet & Direct Marketing Retail, China
ICICI Bank Ltd. 5.1%
Banks, India
Tencent Holdings Ltd. 4.5%
Interactive Media & Services, China
MediaTek , Inc. 4.2%
Semiconductors & Semiconductor Equipment,
Taiwan
NAVER Corp. 3.8%
Interactive Media & Services, South Korea
LUKOIL PJSC 2.5%
Oil, Gas & Consumable Fuels, Russia
China Merchants Bank Co. Ltd. 2.3%
Banks, China
Sberbank of Russia PJSC 2.2%
Banks, Russia

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Annual Report
included Daqo New Energy, a Chinese manufacturer of
polysilicon for solar power equipment, Soulbrain, a major
South Korean supplier of key chemicals for semiconductor
and display manufacturing, and Tata Consultancy Services,
one of India’s biggest IT consulting and services firms. We
also added to our existing high-conviction portfolio holdings with purchases in B3, one of the largest financial exchanges in South America, China Resources Cement Holdings, a
leading cement and concrete producer in Southern China,
and the aforementioned Alibaba.
The Fund reduced its investments in Taiwan, South Africa,
India and U.K.-listed companies with exposure to emerging
markets in favor of opportunities we found more compelling.
Sectors which experienced the largest sales were
communication services, information technology, energy and
consumer staples. In terms of key sales, we closed positions in CNOOC, a Chinese energy company, China Mobile, a
Chinese wireless telecommunications provider, and Flat
Glass Group, a Chinese glass products manufacturer. We
also trimmed positions in several key holdings, including
NAVER, a dominant search engine company in South Korea,
and the previously mentioned TSMC and Tencent.
It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the
U.S. dollar goes up compared with a foreign currency, an
investment traded in that foreign currency will go down in
value because it will be worth fewer U.S. dollars. This can
have a negative effect on Fund performance. Conversely,
when the U.S. dollar weakens in relation to a foreign
currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance.
For the 12 months ended December 31, 2021, the U.S.
dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the
portfolio’s investment predominantly in securities with non-
U.S. currency exposure.
We thank you for your continued participation in Templeton
Developing Markets Trust and look forward to serving your
future investment needs.
Chetan Sehgal, CFA
Andrew Ness, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2021
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Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -5.80% -10.98%
5-Year +66.00% +9.42%
10-Year +61.28% +4.31%
Advisor
1-Year -5.55% -5.55%
5-Year +68.17% +10.96%
10-Year +65.58% +5.17%
See page 9 for Performance Summary footnotes.

Templeton Developing Markets Trust
Performance Summary

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Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(1/1/12–12/31/21)
Advisor Class
(1/1/12–12/31/21)

Templeton Developing Markets Trust
Performance Summary

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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets, of which frontier markets are a subset, involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Because these frameworks are typically even less developed in frontier markets, as well as various factors including the increased potential for extreme price volatility, illiquidity, trade barriers and exchange controls, the risks associated with developing markets are magnified in frontier markets. The Fund is designed for the aggressive portion of a well-diversified portfolio. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction contractually guaranteed through 4/30/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The MSCI EM Index-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–12/31/21)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.4885 $0.0178 $1.0093 $1.5156
C $0.2287 $0.0178 $1.0093 $1.2558
R $0.4775 $0.0178 $1.0093 $1.5046
R6 $0.5938 $0.0178 $1.0093 $1.6209
Advisor $0.5601 $0.0178 $1.0093 $1.5872
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.38% 1.52%
Advisor 1.13% 1.27%

Your Fund’s Expenses
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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $874.60 $6.52 $1,018.25 $7.02 1.38%
C $1,000 $871.70 $10.05 $1,014.47 $10.82 2.13%
R $1,000 $873.50 $7.71 $1,016.97 $8.30 1.63%
R6 $1,000 $876.60 $4.73 $1,020.16 $5.09 1.00%
Advisor $1,000 $875.90 $5.34 $1,019.51 $5.75 1.13%

Templeton Developing Markets Trust
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $25.42 $21.96 $18.17 $21.98 $15.82
Income from investment operations
a
:
Net investment income
b
......................... 0.17
c
0.13 0.32
d
0.20 0.15
Net realized and unrealized gains (losses) ........... (1.66) 3.94 4.46 (3.76) 6.21
Total from investment operations .................... (1.49) 4.07 4.78 (3.56) 6.36
Less distributions from:
Net investment income .......................... (0.49) (0.26) (0.76) (0.25) (0.20)
Net realized gains ............................. (1.03) (0.35) (0.23) — —
Total distributions ............................... (1.52) (0.61) (0.99) (0.25) (0.20)
Net asset value, end of year ....................... $22.41 $25.42 $21.96 $18.17 $21.98
Total return
e
................................... (5.80)% 18.67% 26.39% (16.20)% 40.20%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.54% 1.53% 1.52% 1.56% 1.73%
Expenses net of waiver and payments by affiliates ....... 1.38% 1.38% 1.38% 1.34% 1.55%
f
Net investment income ........................... 0.64%
c
0.61% 1.57%
d
0.99% 0.76%
Supplemental data
Net assets, end of year (000’s) ..................... $969,062 $1,145,066 $1,067,300 $917,488 $1,178,838
Portfolio turnover rate ............................ 21.89% 18.58% 17.71% 9.96% 8.89%
f
Benefit of expense reduction rounds to less than 0.01%.
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.41%.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.15%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

Templeton Developing Markets Trust
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $24.83 $21.46 $17.75 $21.34 $15.38
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.04)
c
(0.03) 0.20
d
0.08 —
e
Net realized and unrealized gains (losses) ........... (1.58) 3.82 4.32 (3.67) 6.01
Total from investment operations .................... (1.62) 3.79 4.52 (3.59) 6.01
Less distributions from:
Net investment income .......................... (0.23) (0.07) (0.58) — (0.05)
Net realized gains ............................. (1.03) (0.35) (0.23) — —
Total distributions ............................... (1.26) (0.42) (0.81) — (0.05)
Net asset value, end of year ....................... $21.95 $24.83 $21.46 $17.75 $21.34
Total return
f
.................................... (6.48)% 17.79% 25.42% (16.78)% 39.19%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.29% 2.28% 2.27% 2.31% 2.48%
Expenses net of waiver and payments by affiliates ....... 2.13% 2.13% 2.13% 2.09% 2.30%
g
Net investment income (loss) ...................... (0.15)%
c
(0.15)% 0.82%
d
0.24% 0.01%
Supplemental data
Net assets, end of year (000’s) ..................... $30,956 $48,429 $56,860 $63,116 $172,523
Portfolio turnover rate ............................ 21.89% 18.58% 17.71% 9.96% 8.89%
g
Benefit of expense reduction rounds to less than 0.01%.
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.38)%.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.40%.
e
Amount rounds to less than $0.01 per share.
f
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

Templeton Developing Markets Trust
Financial Highlights
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The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $24.96 $21.57 $17.86 $21.61 $15.57
Income from investment operations
a
:
Net investment income
b
......................... 0.13
c
0.07 0.29
d
0.15 0.10
Net realized and unrealized gains (losses) ........... (1.65) 3.88 4.36 (3.70) 6.09
Total from investment operations .................... (1.52) 3.95 4.65 (3.55) 6.19
Less distributions from:
Net investment income .......................... (0.48) (0.21) (0.71) (0.20) (0.15)
Net realized gains ............................. (1.03) (0.35) (0.23) — —
Total distributions ............................... (1.51) (0.56) (0.94) (0.20) (0.15)
Net asset value, end of year ....................... $21.93 $24.96 $21.57 $17.86 $21.61
Total return .................................... (6.03)% 18.43% 26.02% (16.38)% 39.90%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.80% 1.78% 1.77% 1.81% 1.98%
Expenses net of waiver and payments by affiliates ....... 1.63% 1.62% 1.63% 1.59% 1.80%
e
Net investment income ........................... 0.52%
c
0.35% 1.32%
d
0.74% 0.51%
Supplemental data
Net assets, end of year (000’s) ..................... $37,252 $20,234 $20,016 $18,025 $22,512
Portfolio turnover rate ............................ 21.89% 18.58% 17.71% 9.96% 8.89%
e
Benefit of expense reduction rounds to less than 0.01%.
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.29%.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.90%.

Templeton Developing Markets Trust
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $25.23 $21.78 $18.02 $21.82 $15.70
Income from investment operations
a
:
Net investment income
b
......................... 0.27
c
0.25 0.39
d
0.28 0.22
Net realized and unrealized gains (losses) ........... (1.66) 3.89 4.45 (3.75) 6.19
Total from investment operations .................... (1.39) 4.14 4.84 (3.47) 6.41
Less distributions from:
Net investment income .......................... (0.59) (0.34) (0.85) (0.33) (0.29)
Net realized gains ............................. (1.03) (0.35) (0.23) — —
Total distributions ............................... (1.62) (0.69) (1.08) (0.33) (0.29)
Net asset value, end of year ....................... $22.22 $25.23 $21.78 $18.02 $21.82
Total return .................................... (5.42)% 19.16% 26.89% (15.90)% 40.88%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.14% 1.15% 1.15% 1.21% 1.28%
Expenses net of waiver and payments by affiliates ....... 1.00% 1.00% 0.99% 0.96% 1.09%
e
Net investment income ........................... 1.06%
c
1.19% 1.96%
d
1.37% 1.22%
Supplemental data
Net assets, end of year (000’s) ..................... $214,696 $203,362 $120,791 $94,344 $103,734
Portfolio turnover rate ............................ 21.89% 18.58% 17.71% 9.96% 8.89%
e
Benefit of expense reduction rounds to less than 0.01%.
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.83%.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.54%.

Templeton Developing Markets Trust
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $25.27 $21.82 $18.06 $21.86 $15.73
Income from investment operations
a
:
Net investment income
b
......................... 0.24
c
0.18 0.37
d
0.25 0.20
Net realized and unrealized gains (losses) ........... (1.66) 3.94 4.44 (3.75) 6.18
Total from investment operations .................... (1.42) 4.12 4.81 (3.50) 6.38
Less distributions from:
Net investment income .......................... (0.56) (0.32) (0.82) (0.30) (0.25)
Net realized gains ............................. (1.03) (0.35) (0.23) — —
Total distributions ............................... (1.59) (0.67) (1.05) (0.30) (0.25)
Net asset value, end of year ....................... $22.26 $25.27 $21.82 $18.06 $21.86
Total return .................................... (5.55)% 19.01% 26.67% (15.99)% 40.59%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.29% 1.28% 1.27% 1.31% 1.48%
Expenses net of waiver and payments by affiliates ....... 1.13% 1.13% 1.13% 1.09% 1.30%
e
Net investment income ........................... 0.92%
c
0.87% 1.82%
d
1.24% 1.01%
Supplemental data
Net assets, end of year (000’s) ..................... $221,055 $244,645 $195,065 $156,766 $179,125
Portfolio turnover rate ............................ 21.89% 18.58% 17.71% 9.96% 8.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.69%.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.40%.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Developing Markets Trust
Statement of Investments, December 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

I
a a Industry Shares a Value
a
Common Stocks 97.1%
Brazil 3.0%
a
Americanas SA .................. Internet & Direct Marketing Retail 1,339,834 $ 7,548,198
B3 SA - Brasil Bolsa Balcao ........ Capital Markets 5,630,517 11,209,809
a
M Dias Branco SA ................ Food Products 591,300 2,707,635
TOTVS SA ..................... Software 135,080 686,322
Vale SA ........................ Metals & Mining 1,312,803 18,287,262
a
XP, Inc., A ...................... Capital Markets 119,181 3,425,262
43,864,488
Cambodia 0.4%
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 5,894,238 5,143,074
China 26.1%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 5,455,830 80,187,914
a
Baidu, Inc., ADR ................. Interactive Media & Services 51,325 7,636,647
a,b
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 37,797,200 13,507,904
a
Chervon Holdings Ltd. ............. Machinery 303,300 2,252,444
China Merchants Bank Co. Ltd., A .... Banks 3,553,083 27,235,591
China Merchants Bank Co. Ltd., H .... Banks 852,184 6,630,568
China Resources Cement Holdings Ltd. Construction Materials 16,776,294 12,690,235
China Resources Land Ltd. ......... Real Estate Management & Development 2,372,556 9,998,411
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 2,489,319 2,163,845
a
Daqo New Energy Corp., ADR ...... Semiconductors & Semiconductor Equipment 361,918 14,592,534
c
Greentown Service Group Co. Ltd., Reg
S ........................... Real Estate Management & Development 5,236,300 4,835,764
Guangzhou Tinci Materials Technology
Co. Ltd., A .................... Chemicals 1,399,614 25,245,586
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 2,549,000 3,949,479
Keshun Waterproof Technologies Co.
Ltd., A ....................... Construction Materials 6,392,443 16,371,354
Longshine Technology Group Co. Ltd., A Software 2,238,431 13,054,120
NetEase , Inc., ADR ............... Entertainment 91,705 9,333,735
Ping An Bank Co. Ltd., A ........... Banks 3,816,533 9,894,112
Ping An Insurance Group Co. of China
Ltd., H ....................... Insurance 1,358,487 9,790,802
a
Prosus NV ..................... Internet & Direct Marketing Retail 308,836 25,559,140
Tencent Holdings Ltd. ............. Interactive Media & Services 1,145,097 66,827,120
a
Tencent Music Entertainment Group,
ADR ........................ Entertainment 1,472,889 10,089,290
Uni -President China Holdings Ltd. .... Food Products 10,439,998 10,121,436
Weifu High-Technology Group Co. Ltd.,
B ........................... Auto Components 1,230,263 2,386,151
384,354,182
Egypt 0.1%
a
E-Finance for Digital & Financial
Investments ................... IT Services 1,613,219 2,083,527
a
Hungary 0.8%
Richter Gedeon Nyrt . ............. Pharmaceuticals 436,594 11,729,712
India 9.1%
ACC Ltd. ....................... Construction Materials 94,125 2,793,584
Bajaj Holdings & Investment Ltd. ..... Diversified Financial Services 284,688 20,715,388
ICICI Bank Ltd. .................. Banks 7,549,867 74,901,443
Infosys Ltd. ..................... IT Services 571,004 14,431,907
Tata Consultancy Services Ltd. ...... IT Services 406,846 20,364,396
133,206,718

Templeton Developing Markets Trust
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Indonesia 0.8%
Astra International Tbk . PT ......... Automobiles 29,017,600 $ 11,614,359
Mexico 1.6%
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santand , ADR ................. Banks 3,726,457 21,017,218
a,c
Nemak SAB de CV, 144A, Reg S .... Auto Components 8,826,866 2,615,170
23,632,388
Pakistan 0.2%
Habib Bank Ltd. ................. Banks 4,545,687 3,008,615
Peru 0.4%
Intercorp Financial Services, Inc. ..... Banks 222,302 5,864,327
Philippines 0.2%
BDO Unibank , Inc. ............... Banks 1,411,517 3,339,972
Russia 6.9%
Gazprom PJSC, ADR ............. Oil, Gas & Consumable Fuels 569,144 5,255,561
LUKOIL PJSC, ADR .............. Oil, Gas & Consumable Fuels 414,906 37,175,956
Sberbank of Russia PJSC, ADR ..... Banks 2,015,885 32,344,885
a,c,d
VK Co. Ltd., GDR, Reg S .......... Interactive Media & Services 134,941 1,562,024
a
Yandex NV, A ................... Interactive Media & Services 424,692 25,693,866
102,032,292
South Africa 1.4%
a
Massmart Holdings Ltd. ............ Food & Staples Retailing 3,416,043 12,994,367
Naspers Ltd., N .................. Internet & Direct Marketing Retail 46,183 7,160,500
20,154,867
South Korea 22.4%
a
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 371,596 11,197,516
a
KT Skylife Co. Ltd. ............... Media 452,147 3,473,311
a
LegoChem Biosciences, Inc. ........ Life Sciences Tools & Services 120,229 5,627,450
a
LG Corp. ....................... Industrial Conglomerates 464,355 31,604,778
a
NAVER Corp. ................... Interactive Media & Services 178,070 56,518,478
POSCO ....................... Metals & Mining 70,371 16,316,739
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 2,548,100 167,332,316
a
Samsung Life Insurance Co. Ltd. ..... Insurance 404,073 21,756,375
a
Soulbrain Co. Ltd. ................ Chemicals 71,384 16,697,195
330,524,158
Taiwan 18.4%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 5,507,663 20,618,745
Largan Precision Co. Ltd. .......... Electronic Equipment, Instruments &
Components 14,015 1,244,696
MediaTek , Inc. .................. Semiconductors & Semiconductor Equipment 1,443,501 61,832,672
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 8,478,231 187,222,125
270,918,238
Thailand 1.7%
Kasikornbank PCL ............... Banks 3,621,266 15,422,221
Kiatnakin Phatra Bank PCL ......... Banks 2,718,641 4,880,883
Thai Beverage PCL ............... Beverages 9,206,700 4,509,066
24,812,170

Templeton Developing Markets Trust
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 32 .
a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom 1.5%
Unilever plc ..................... Personal Products 415,729 $ 22,284,271
United States 2.1%
Cognizant Technology Solutions Corp.,
A ........................... IT Services 302,923 26,875,329
Genpact Ltd. .................... IT Services 78,700 4,177,396
31,052,725
Total Common Stocks (Cost $959,032,758) .....................................
1,429,620,083
a
Preferred Stocks 2.8%
Brazil 2.8%
e
Banco Bradesco SA, ADR, 5.53% .... Banks 6,539,655 22,365,620
e
Itau Unibanco Holding SA, ADR, 4.43% Banks 5,162,101 19,357,879
41,723,499
Total Preferred Stocks (Cost $43,371,450) ......................................
41,723,499
a a a a a
Escrows and Litigation Trusts 0.0%
a,b
Hemisphere Properties India Ltd.,
Escrow Account ................ 395,958 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $1,002,404,208) .............................
1,471,343,582
Short Term Investments 0.4%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 0.4%
United States 0.4%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 5,912,137 5,912,137
Total Money Market Funds (Cost $5,912,137) ...................................
5,912,137
a a a a a
Total Short Term Investments (Cost $5,912,137 ) .................................
5,912,137
a a a
Total Investments (Cost $1,008,316,345) 100.3% ................................
$1,477,255,719
Other Assets, less Liabilities (0.3)% ...........................................
(4,233,831)
Net Assets 100.0% ...........................................................
$1,473,021,888
a a a
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $9,012,958, representing 0.6% of net assets.
d
A portion or all of the security is on loan at December 31, 2021. See Note 1(c).
e
Variable rate security. The rate shown represents the yield at period end.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Templeton Developing Markets Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Developing
Markets Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,002,404,208
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 5,912,137
Value - Unaffiliated issuers (Includes securities loaned of $1,157,561) ................................. $1,471,343,582
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 5,912,137
Receivables:
Investment securities sold ................................................................... 20,874
Capital shares sold ........................................................................ 400,859
Dividends ............................................................................... 5,559,931
Affiliates ................................................................................ 253,308
Total assets .......................................................................... 1,483,490,691
Liabilities:
Payables:
Capital shares redeemed ................................................................... 1,091,245
Management fees ......................................................................... 1,045,224
Distribution fees .......................................................................... 249,310
Trustees' fees and expenses ................................................................. 72,815
Deferred tax ............................................................................... 7,166,573
Accrued expenses and other liabilities ........................................................... 843,636
Total liabilities ......................................................................... 10,468,803
Net assets, at value ................................................................. $1,473,021,888
Net assets consist of:
Paid-in capital ............................................................................. $1,069,477,529
Total distributable earnings (losses) ............................................................. 403,544,359
Net assets, at value ................................................................. $1,473,021,888

Templeton Developing Markets Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Developing
Markets Trust
Class A:
Net assets, at value ....................................................................... $969,062,043
Shares outstanding ........................................................................ 43,240,256
Net asset value per share
a
.................................................................. $22.41
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $23.71
Class C:
Net assets, at value ....................................................................... $30,956,093
Shares outstanding ........................................................................ 1,410,587
Net asset value and maximum offering price per share
a
............................................. $21.95
Class R:
Net assets, at value ....................................................................... $37,252,296
Shares outstanding ........................................................................ 1,698,807
Net asset value and maximum offering price per share ............................................. $21.93
Class R6:
Net assets, at value ....................................................................... $214,696,184
Shares outstanding ........................................................................ 9,663,576
Net asset value and maximum offering price per share ............................................. $22.22
Advisor Class:
Net assets, at value ....................................................................... $221,055,272
Shares outstanding ........................................................................ 9,932,422
Net asset value and maximum offering price per share ............................................. $22.26
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Developing Markets Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Developing
Markets Trust
Investment income:
Dividends: (net of foreign taxes of $4,641,995)
Unaffiliated issuers ........................................................................ $33,895,612
Non-controlled affiliates (Note 3 f ) ............................................................. 1,434
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 91,144
Non-controlled affiliates (Note 3 f ) ............................................................. 20
Total investment income ................................................................... 33,988,210
Expenses:
Management fees (Note 3 a ) ................................................................... 17,275,670
Distribution fees: (Note 3c )
    Class A ................................................................................ 2,842,596
    Class C ................................................................................ 430,942
    Class R ................................................................................ 152,744
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 2,088,090
    Class C ................................................................................ 80,208
    Class R ................................................................................ 53,954
    Class R6 ............................................................................... 70,019
    Advisor Class ............................................................................ 450,210
Custodian fees ............................................................................. 442,321
Reports to shareholders fees .................................................................. 358,228
Registration and filing fees .................................................................... 119,969
Professional fees ........................................................................... 158,892
Trustees' fees and expenses .................................................................. 198,078
Other .................................................................................... 54,300
Total expenses ......................................................................... 24,776,221
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (2,700,298)
Net expenses ......................................................................... 22,075,923
Net investment income ................................................................ 11,912,287
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $1,456,957)
Unaffiliated issuers ...................................................................... 100,627,599
Foreign currency transactions ................................................................ (622,599)
Net realized gain (loss) .................................................................. 100,005,000
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (199,430,984)
Translation of other assets and liabilities denominated in foreign currencies .............................. (46,997)
Change in deferred taxes on unrealized appreciation ............................................... (3,927,901)
Net change in unrealized appreciation (depreciation) ............................................ (203,405,882)
Net realized and unrealized gain (loss) ............................................................ (103,400,882)
Net increase (decrease) in net assets resulting from operations .......................................... $(91,488,595)

Templeton Developing Markets Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton Developing Markets Trust
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $11,912,287 $9,463,917
Net realized gain (loss) ................................................. 100,005,000 22,726,570
Net change in unrealized appreciation (depreciation) ........................... (203,405,882) 217,737,838
Net increase (decrease) in net assets resulting from operations ................ (91,488,595) 249,928,325
Distributions to shareholders:
Class A ............................................................. (62,274,156) (27,124,570)
Class C ............................................................. (1,685,134) (828,443)
Class R ............................................................. (2,437,100) (442,950)
Class R6 ............................................................ (14,572,217) (5,456,201)
Advisor Class ........................................................ (14,959,729) (6,305,135)
Total distributions to shareholders .......................................... (95,928,336) (40,157,299)
Capital share transactions: (Note 2 )
Class A ............................................................. (54,051,626) (67,485,284)
Class C ............................................................. (13,723,889) (13,957,277)
Class R ............................................................. 22,503,442 (2,095,681)
Class R6 ............................................................ 38,635,249 56,404,841
Advisor Class ........................................................ 5,339,711 19,065,218
Total capital share transactions ............................................ (1,297,113) (8,068,183)
Net increase (decrease) in net assets ................................... (188,714,044) 201,702,843
Net assets:
Beginning of year ....................................................... 1,661,735,932 1,460,033,089
End of year ........................................................... $1,473,021,888 $1,661,735,932

Templeton Developing Markets Trust

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Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Templeton Developing Markets Trust (Fund) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP). The
Fund offers five classes of shares: Class A, Class C, Class
R, Class R6 and Advisor Class. Effective August 2, 2021,
Class C shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Prior to August 2, 2021, Class C shares converted to Class A
shares after a 10-year holding period. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2021, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy. See the Fair Value Measurements note for more
information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated , which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day

Templeton Developing Markets Trust
Notes to Financial Statements

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Annual Report
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund. Additionally, at December 31,
2021 the Fund held $1,226,449 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund’s custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the noncash collateral is excluded
from the Statements of Assets. The Fund may receive
income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the
Statement of Operations. The Fund bears the market risk
with respect to any cash collateral investment, securities
loaned, and the risk that the agent may default on its
obligations to the Fund. If the borrower defaults on its
obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements

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Annual Report
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business,
the Fund, enters into contracts with service providers
that contain general indemnification clauses. The Fund's
maximum exposure under these arrangements is unknown
as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 4,111,526 $108,241,392 4,994,434 $107,915,006
Shares issued in reinvestment of distributions .......... 2,565,665 56,812,922 963,688 23,426,674
Shares redeemed ............................... (8,483,464) (219,105,940) (9,521,939) (198,826,964)
Net increase (decrease) .......................... (1,806,273) $(54,051,626) (3,563,817) $(67,485,284)
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, and/or directors of the following subsidiaries:
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class C Shares:
Shares sold ................................... 290,061 $7,535,946 235,022 $4,726,465
Shares issued in reinvestment of distributions .......... 77,457 1,680,656 35,265 826,154
Shares redeemed
a
.............................. (907,340) (22,940,491) (969,767) (19,509,896)
Net increase (decrease) .......................... (539,822) $(13,723,889) (699,480) $(13,957,277)
Class R Shares:
Shares sold ................................... 1,114,218 $28,566,513 151,981 $3,200,565
Shares issued in reinvestment of distributions .......... 112,345 2,434,863 18,567 441,959
Shares redeemed ............................... (338,531) (8,497,934) (287,640) (5,738,205)
Net increase (decrease) .......................... 888,032 $22,503,442 (117,092) $(2,095,681)
Class R6 Shares:
Shares sold ................................... 2,751,462 $70,118,875 6,456,993 $129,740,767
Shares issued in reinvestment of distributions .......... 450,864 9,896,787 153,363 3,712,802
Shares redeemed ............................... (1,598,953) (41,380,413) (4,095,905) (77,048,728)
Net increase (decrease) .......................... 1,603,373 $38,635,249 2,514,451 $56,404,841
Advisor Class Shares:
Shares sold ................................... 4,281,577 $110,413,441 3,503,799 $72,953,455
Shares issued in reinvestment of distributions .......... 643,526 14,152,944 231,451 5,605,958
Shares redeemed ............................... (4,674,674) (119,226,674) (2,992,147) (59,494,195)
Net increase (decrease) .......................... 250,429 $5,339,711 743,103 $19,065,218
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements

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Annual Report
a. Management Fees
The Fund pays an investment management fee to Asset Management based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2021, the gross effective investment management fee rate was 1.030% of the Fund’s average daily net assets.
Under a subadvisory agreement, FTIML, an affiliate of Asset Management, provides subadvisory services to the Fund. The subadvisory fee is paid by Asset Management based on Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The fee is paid by
Asset Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
Annualized Fee Rate Net Assets
1.050% Up to and including $1 billion
1.000% Over $1 billion, up to and including $5 billion
0.950% Over $5 billion, up to and including $10 billion
0.900% Over $10 billion, up to and including $15 billion
0.850% Over $15 billion, up to and including $20 billion
0.800% In excess of $20 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
3. Transactions with Affiliates
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements

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Annual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended December 31, 2021, the Fund paid transfer agent fees of $2,742,481, of which $1,311,829 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2021, the Fund held investments in affiliated management investment companies as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $63,174
CDSC retained .............................................................................. $4,156
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Developing Markets Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 5,949,596 $ 353,513,959 $ (353,551,418) $ — $ — $ 5,912,137 5,912,137 $ 1,434
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $3,000,000 $12,736,658 $(15,736,658) $— $— $— — $20
Total Affiliated Securities ... $8,949,596 $366,250,617 $(369,288,076) $— $— $5,912,137 $1,454
3. Transactions with Affiliates
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements

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Annual Report
g. Waiver and Expense Reimbursements
Asset Management has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 1.13%, based on the average net assets of each class until April 30,
2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2022.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2021, the capital loss carryforwards were as follows:
During the year ended December 31, 2021, the Fund utilized $2,669,498 of capital loss carryforwards.
The tax character of distributions paid during the years ended December 31, 2021 and 2020, was as follows:
At December 31, 2021, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $5,852,689
Long term ................................................................................ 28,274,829
Total capital loss carryforwards ............................................................... $34,127,518
a
a
Includes $34,127,518 from the acquired Templeton BRIC Fund, which may be carried over to offset future capital gains, subject to certain limitations .
2021 2020
Distributions paid from:
Ordinary income .......................................................... $32,891,303 $20,046,962
Long term capital gain ...................................................... 63,037,033 20,110,337
$95,928,336 $40,157,299
Cost of investments .......................................................................... $1,054,916,795
Unrealized appreciation ........................................................................ $601,465,227
Unrealized depreciation ........................................................................ (179,126,303)
Net unrealized appreciation (depreciation) .......................................................... $422,338,924
Distributable earnings:
Undistributed ordinary income ................................................................... $3,091,193
Undistributed long term capital gains .............................................................. 20,832,814
Total distributable earnings ..................................................................... $23,924,007
3. Transactions with Affiliates
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, foreign capital gains tax, corporate actions and wash sales.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2021, aggregated
$359,450,268 and $428,384,486, respectively
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Investing in China A shares may include certain risks and considerations not typically associated with investing in U.S.
securities. In general, A shares are issued by companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investor (QFII) license and, in the case of certain eligible A shares, through the Shanghai and
Shenzhen Stock Connect programs. The Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect
Russia’s economy. The Fund may be prohibited from investing in securities issued by companies subject to such sanctions.
In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Fund's portfolio. While the Fund holds securities of certain issuers impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Fund's ability to sell these securities. At December 31, 2021, the Fund had 6.9% of its net assets invested in
Russia.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary
4. Income Taxes
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 4, 2022, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 3, 2023, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2021, the Fund did not use the Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2021, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Developing Markets Trust
Assets:
Investments in Securities:
Common Stocks :
Brazil ............................... $ 3,425,262 $ 40,439,226 $ — $ 43,864,488
Cambodia ............................ — 5,143,074 — 5,143,074
China ............................... 47,854,129 322,992,149 13,507,904 384,354,182
Egypt ............................... 2,083,527 — — 2,083,527
Hungary ............................. 11,729,712 — — 11,729,712
India ................................ — 133,206,718 — 133,206,718
Indonesia ............................ — 11,614,359 — 11,614,359
Mexico .............................. 23,632,388 — — 23,632,388
Pakistan ............................. 3,008,615 — — 3,008,615
Peru ................................ 5,864,327 — — 5,864,327
Philippines ........................... — 3,339,972 — 3,339,972
Russia .............................. 25,693,866 76,338,426 — 102,032,292
South Africa .......................... 12,994,367 7,160,500 — 20,154,867
South Korea .......................... — 330,524,158 — 330,524,158
Taiwan .............................. — 270,918,238 — 270,918,238
Thailand ............................. — 24,812,170 — 24,812,170
United Kingdom ....................... — 22,284,271 — 22,284,271
United States ......................... 31,052,725 — — 31,052,725
8. Credit Facility
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
10. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Developing Markets Trust (continued)
Assets:
Investments in Securities:
Preferred Stocks ........................ $ 41,723,499 $ — $ — $ 41,723,499
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 5,912,137 — — 5,912,137
Total Investments in Securities ........... $214,974,554 $1,248,773,261
b
$13,507,904 $1,477,255,719
a
Includes securities determined to have no value at December 31, 2021.
b
Includes foreign securities valued at $1,248,773,261, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
GDR
Global Depositary Receipt
9. Fair Value Measurements
(continued)

Templeton Developing Markets Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees and Shareholders of Templeton Developing Markets Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Templeton
Developing Markets Trust (the "Fund") as of December 31, 2021, the related statement of operations for the year ended
December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31,
2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31,
2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Developing Markets Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2021:
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended December 31, 2021 :
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $63,037,033
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $217,764
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $29,227,521
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) $1,125,543
Section 163(j) Interest Earned §163(j) $1,434
Amount Reported
Foreign Taxes Paid $4,007,960
Foreign Source Income Earned $24,349,878

Templeton Developing Markets Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1992 120 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 30 Ares Capital Corporation (specialty finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Mary C. Choksi (1950) Trustee Since 2016 121 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007- 2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Developing Markets Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
1996 and Lead
Independent
Trustee since
2007
121 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison–United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 121 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and member of the Executive
Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-
2006).
David W. Niemiec (1949) Trustee Since 2005 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2005 121 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017- 2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Templeton Developing Markets Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 1991 20 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Robert E. Wade (1946) Trustee Since 2006 30 El Oro Ltd (investments) (2003-
2019).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 132 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board and Trustee
since 2013 and
Vice President
since 1996
121 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Templeton Developing Markets Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice President Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and
certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President -
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Manraj S. Sekhon (1969) President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
7 Temasek Blvd.,
Suntec Tower 1, #38-03
Singapore 038987
Principal Occupation During at Least the Past 5 Years:
Chief Investment Officer, Franklin Templeton Emerging Markets Equity; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Templeton Developing Markets Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Lori A. Weber (1964) Vice President
and Secretary
Vice President since
2011 and Secretary
since 2013
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Templeton Developing Markets Trust
Shareholder Information

franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

711 A 02/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Templeton Developing Markets Trust
Investment Manager Distributor Shareholder Services
Templeton Asset
Management Ltd.
Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2)
The audit committee financial expert are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $48,052 for the fiscal year ended December 31, 2021 and $59,750 for the fiscal year ended December 31, 2020.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $524 for the fiscal year ended December 31, 2021 and $0 for the fiscal year ended December 31, 2020. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $35,743 for the fiscal year ended December 31, 2021 and $0 for the fiscal year ended December 31, 2020.  The services for which these fees were paid included benchmarking services in connection with the ICI TA Survey, and professional fees in connection with SOC 1 Reports.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $36,267 for the fiscal year ended December 31, 2021 and $0 for the fiscal year ended December 31, 2020.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee
of Listed Registrants.
  N/A

Item 6. Schedule of Investments. N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies.  N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9
. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

codeofethics

(a)(2)
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and
Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b)
Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and
Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON DEVELOPING MARKETS TRUST

By S\Matthew T. Hinkle______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date February 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\Matthew T. Hinkle______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date February 28, 2022

By S\Christopher Kings________________________
     Christopher Kings
     Chief Financial Officer, Chief Accounting Officer and Treasurer
Date February 28, 2022